Commitments and Contingencies (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 261	$ 279	$ 284
Operating Leases
2016 Operating Lease Payments	183
2017 Operating Lease Payments	151
2018 Operating Lease Payments	113
2019 Operating Lease Payments	81
2020 Operating Lease Payments	45
Thereafter	58
Total operating leases, minimum lease payments	631
Purchase obligations
2016 Purchase Obligations	353
2017 Purchase Obligations	44
2018 Purchase Obligations	2
2019 Purchase Obligations	0
2020 and Thereafter Purchase Obligations	$ 0